Significant Accounting Policies (Details 3) (Detail) - Credit Card Intermediary	Dec. 31, 2016
Minimum
Allowance for doubtful accounts
Payment processing fee, percent of revenues	1.40%
Maximum
Allowance for doubtful accounts
Payment processing fee, percent of revenues	15.00%